Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSAKX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSANX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSHEX
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNIX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTAX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTBX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTIX
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTEX